Issued Capital and Reserves - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	¥ (379)
Other comprehensive income (loss) (attributable to owners of the parent company)	(3,410)	¥ (3,464)	¥ (1,120)
Ending balance	(3,055)	(379)
Changes in Debt Instruments Measured at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(373)	(123)
Other comprehensive income (loss) (attributable to owners of the parent company)	(2,634)	(250)
Other	(32)
Ending balance	(3,039)	(373)	(123)
Exchange Differences on Translation of Foreign Operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(6)	4
Other comprehensive income (loss) (attributable to owners of the parent company)	(10)	(10)
Other	0
Ending balance	¥ (16)	¥ (6)	¥ 4